Accrued Officer and Director Compensation - Schedule of Changes in Accrued Officer and Director Compensation (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Accrued officer and director compensation, beginning balance			$ 39,803	$ 39,803
Officer's/director's compensation				80,000	60,000	80,000	$ 130,000
Accrued officer and director compensation, ending balance	$ 99,803			99,803		39,803
Board of Directors Service Agreement [Member]
Accrued officer and director compensation, beginning balance			39,803	39,803
Accrued officer and director compensation, ending balance	99,803			99,803		39,803
Officer and Director [Member]
Accrued officer and director compensation, beginning balance	153,300	$ 133,300	113,300	113,300	33,300	33,300
Officer's/director's compensation	20,000	20,000	20,000			80,000	40,000
Cash compensation to director							(6,700)
Accrued officer and director compensation, ending balance	173,300	153,300	133,300	173,300		113,300	33,300
Officer and Director [Member] | Employment Agreements [Member]
Accrued officer and director compensation, beginning balance
Officer's/director's compensation
Cash compensation to director
Accrued officer and director compensation, ending balance
Officer and Director [Member] | Board of Directors Service Agreement [Member]
Accrued officer and director compensation, beginning balance	153,300	133,300	113,300	113,300	$ 33,300	33,300
Officer's/director's compensation	20,000	20,000	20,000			80,000	40,000
Cash compensation to director							(6,700)
Accrued officer and director compensation, ending balance	$ 173,300	$ 153,300	$ 133,300	$ 173,300		$ 113,300	$ 33,300